Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 250,168	$ 216,683
Customer accounts and other restricted cash	1,095,120	1,081,896
Accounts receivable, net of allowance for credit losses of $9,499 and $7,994, respectively	138,356	158,197
Settlement receivables, net of allowance for credit losses of $4,524 and $4,082, respectively	150,727	138,565
Prepaid expenses and other current assets	113,733	81,298
Derivative financial assets - current	597	0
Contingent consideration receivable – current	1,498	0
Total current assets	1,750,199	1,676,639
Deferred tax assets	14,176	91,304
Property, plant and equipment, net	28,351	24,297
Operating lease right-of-use assets	40,278	40,620
Derivative financial assets - non-current	0	5,502
Intangible assets, net	874,050	981,315
Goodwill	2,076,347	1,976,851
Contingent consideration receivable – non-current	3,312	0
Other assets – non-current	16,920	12,806
Total assets	4,803,633	4,809,334
Current liabilities
Accounts payable and other liabilities	209,430	176,940
Short-term debt	10,190	10,190
Funds payable and amounts due to customers	1,181,913	1,235,104
Operating lease liabilities – current	9,016	7,653
Income taxes payable	478	5,495
Contingent consideration payable - current	1,517	8,070
Liability for share-based compensation – current	1,328	2,126
Total current liabilities	1,413,872	1,445,578
Non-current debt	2,605,038	2,353,358
Operating lease liabilities – non-current	33,814	35,573
Deferred tax liabilities	92,472	91,570
Warrant liabilities - non-current	0	1,401
Derivative financial liabilities - non-current	858	0
Liability for share-based compensation – non-current	1,100	2,268
Contingent consideration payable - non-current	1,442	325
Total liabilities	4,148,596	3,930,073
Commitments and contingent liabilities
Shareholder’s equity
Common shares - $0.012 par value; 1,600,000,000 shares authorized; 63,676,383 shares issued and 51,676,354 outstanding as of December 31, 2025 and 62,511,104 shares issued and 59,888,304 outstanding as of December 31, 2024	764	750
Additional paid in capital	3,222,985	3,199,119
Accumulated deficit	(2,420,061)	(2,237,534)
Treasury shares - at cost; 12,000,029 shares as of December 31, 2025 and 2,622,800 shares as of December 31, 2024	(132,765)	(42,586)
Accumulated other comprehensive loss	(15,886)	(40,488)
Total shareholder's equity	655,037	879,261
Total liabilities and shareholder’s equity	$ 4,803,633	$ 4,809,334